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JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +1 212 698 3559 Fax

September 19, 2014

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	DBX ETF Trust
Securities Act File No. 333-170122
Post-Effective Amendment No. 130
Investment Company Act File No. 811-22487
Amendment No. 132

Ladies and Gentlemen:

On behalf of DBX ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 130 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to amend the Registration Statement for the db X-trackers MSCI Italy Hedged Equity Fund (the “Fund”) filed on May 15, 2014 (Accession No. 0001193125-14-200383) reflecting that the Fund will now track the MSCI EMU US Dollar Hedged Index, and revising the applicable disclosure to reflect this change. This filing should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ Jeremy Senderowicz

Jeremy Senderowicz